Document and Entity Information	12 Months Ended
Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	Bonanza Goldfield Corp.
Entity Central Index Key	0001439264
Document Type	S-1
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012